Financial Instruments Measured at Fair Value and Concentrations of Credit Risk - Summary of Fair Value Measurements and Financial Statement Presentation (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2020
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Assets		$ 12,165
Fair Values of Liabilities	$ 402
Short Term Investments [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Assets		11,698
Common Stock Warrants [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Liabilities	402
Level 1 [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Assets		12,165
Level 1 [Member] | Short Term Investments [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Assets		11,698
Level 3 [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Liabilities	402
Level 3 [Member] | Common Stock Warrants [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Liabilities	$ 402
Commodity Derivative Contracts [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Assets		467
Commodity Derivative Contracts [Member] | Level 1 [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Fair Values of Assets		$ 467